CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net loss	$ (47,041)	$ (79,173)
Adjustments to reconcile net loss to cash provided by (used in) operating activities:
Depreciation, depletion, amortization and accretion	14,897	5,982
Non-cash interest expense	15,258	16,742
Change in value of common stock warrants	(4,433)	10,159
Change in value of contingent consideration	(2,849)	0
Lower of cost or market charge	2,444	0
Deferred taxes	(257)	179
Loss (gain) on sale of assets, net	624	(50)
Stock-based compensation	3,970	1,161
Unrealized gain on derivative contracts	(1,015)	0
Equity (earnings) losses from Piceance Energy, LLC	(2,849)	2,941
Net changes in operating assets and liabilities:
Trade accounts receivable	5,608	(40,278)
Prepaid and other assets	(5,966)	(2,569)
Inventories	59,085	69,211
Obligations under supply and exchange agreements	(112,884)	(38,999)
Accounts payable and other accrued liabilities	20,804	19,017
Net cash used in operating activities	(54,604)	(35,677)
Cash flows from investing activities
Payment of deposit for Koko'oha acquisition	(10,000)	0
Capital expenditures	(14,300)	(7,768)
Proceeds from sale of assets	595	2,850
Purchase of HIE, net of cash acquired, including working capital settlement	(582)	(559,279)
Investment in Piceance Energy, LLC	(12)	(303)
Net cash used in investing activities	(24,299)	(564,500)
Cash flows from financing activities
Proceeds from sale of common stock, net of offering costs	103,949	199,170
Proceeds from borrowings	363,620	159,800
Repayments of borrowings	(331,530)	(121,909)
Payment of deferred loan costs	(6,045)	(2,264)
Proceeds from supply and exchange agreements	0	378,238
Proceeds from exercise of common stock warrants	5	18
Restricted cash released	53	19,000
Net cash provided by financing activities	130,052	632,053
Net increase in cash and cash equivalents	51,149	31,876
Cash at beginning of period	38,061	6,185
Cash at end of period	89,210	38,061
Supplemental cash flow information
Interest paid	(4,526)	(2,186)
Taxes paid	243	0
Non-cash investing and financing activities
Accrued capital expenditures	2,328	0
Stock issued used to settle bankruptcy claims	2,677	2,605
Value of warrants reclassified to equity	$ 786	$ 3,741